Contingent liabilities	12 Months Ended
Dec. 31, 2023
Contingent liabilities
Contingent liabilities
36	Contingent liabilities

The Group has contingent liabilities as of 31 December 2023 in respect of legal claims amounting to $265,852.

The claims are related to on-going cases in Egypt within the normal course of business and the group’s lawyers have advised that they do not consider that the claim has merit, and they have recommended that it be contested.